Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Common Share
Note 10. Net Loss Per Common Share
The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(32,011)	$(11,312)	$(52,968)	$(30,005)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	155,923,689	19,138,365	106,070,590	13,452,766

Net loss per common share—basic and diluted	$(0.21)	$(0.59)	$(0.50)	$(2.23)

The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 0.703 shares of the Company per one share of OTI as established in the Merger Agreement.
The weighted average number of shares used to compute basic and diluted net loss per share excludes unvested early exercised common stock options subject to repurchase.
The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	As of June 30,
	2021	2020
Redeemable convertible preferred stock	—	44,217,377
Options to purchase common stock	25,218,265	1,423,911
Unvested RSA	29,110	19,390
Restricted stock units	2,588,629	—
Unvested early exercised common stock options	2,756,906	57,874
Vested and early exercised options subject to nonrecourse notes	2,172,238	—
Preferred stock warrants	—	4,443,862
Public and private common stock warrants	15,999,996	—

Total	48,765,144	50,162,414

Note 13. Net Loss Per Common Share
The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020
Numerator:
Net loss	$(51,661)	$(106,780)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	7,390,456	17,858,976

Net loss per common share—basic and diluted	$(6.99)	$(5.98)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	4,384,348	88,434,754
Options to purchase common stock	1,599,645	25,732,503
Unvested RSA	34,865	146,675
Unvested early exercised common stock options	120,984	6,212,254
Vested and early exercised options subject to nonrecourse notes	—	2,151,100
Preferred stock warrants	37,285	4,443,862

Total	6,177,127	127,121,148